Summary of Amortized Cost, Unrealized Gains and Losses and Fair Value of Available For Sale Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	$ 42,526	$ 37,003
Available-for-sale Securities, Gross unrealized gains	1,777	1,593
Available-for-sale Securities, Gross unrealized losses	603	1,005
Available-for-sale Securities, Fair value	43,700	37,591
Fixed maturity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	42,524	36,996
Available-for-sale Securities, Gross unrealized gains	1,769	1,579
Available-for-sale Securities, Gross unrealized losses	603	1,005
Available-for-sale Securities, Fair value	43,690	37,570
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	596	343
Available-for-sale Securities, Gross unrealized gains	49	59
Available-for-sale Securities, Fair value	645	402
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	2,454	2,137
Available-for-sale Securities, Gross unrealized gains	265	241
Available-for-sale Securities, Gross unrealized losses	23	11
Available-for-sale Securities, Fair value	2,696	2,367
Fixed maturity securities [Member] | Corporate public securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	27,355	23,174
Available-for-sale Securities, Gross unrealized gains	1,049	868
Available-for-sale Securities, Gross unrealized losses	350	752
Available-for-sale Securities, Fair value	28,054	23,290
Fixed maturity securities [Member] | Corporate private securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	5,731	5,082
Available-for-sale Securities, Gross unrealized gains	227	203
Available-for-sale Securities, Gross unrealized losses	147	115
Available-for-sale Securities, Fair value	5,811	5,170
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	3,161	3,036
Available-for-sale Securities, Gross unrealized gains	126	152
Available-for-sale Securities, Gross unrealized losses	39	42
Available-for-sale Securities, Fair value	3,248	3,146
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,260	1,539
Available-for-sale Securities, Gross unrealized gains	23	37
Available-for-sale Securities, Gross unrealized losses	4	11
Available-for-sale Securities, Fair value	1,279	1,565
Fixed maturity securities [Member] | Asset-backed Securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,967	1,685
Available-for-sale Securities, Gross unrealized gains	30	19
Available-for-sale Securities, Gross unrealized losses	40	74
Available-for-sale Securities, Fair value	1,957	1,630
Equity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	2	7
Available-for-sale Securities, Gross unrealized gains	8	14
Available-for-sale Securities, Fair value	$ 10	$ 21